Schedule of Investments

ARK Space Exploration & Innovation ETF

October 31, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–95.3%

Aerospace & Defense - 38.4%
AeroVironment, Inc.*	182,583	$20,934,967
Airbus SE (France)	23,435	3,131,312
Archer Aviation, Inc., Class A*	2,053,814	9,755,616
Elbit Systems Ltd. (Israel)*	21,903	4,085,348
HEICO Corp.	19,253	3,049,868
Kratos Defense & Security Solutions, Inc.*	1,199,180	20,446,019
L3Harris Technologies, Inc.	66,580	11,945,118
Lockheed Martin Corp.	6,684	3,038,814
Mynaric AG (Germany)*(a)	585,403	2,095,743
Rocket Lab USA, Inc.*	1,180,911	4,995,253
Spirit AeroSystems Holdings, Inc., Class A	101,519	2,294,329
Thales SA (France)	39,980	5,886,441
Total Aerospace & Defense		91,658,828

Air Freight & Logistics - 1.7%
JD Logistics, Inc. (China)*(b)	3,401,854	4,025,580

Broadline Retail - 3.0%
Amazon.com, Inc.*	53,150	7,073,734

Diversified Telecommunication - 7.2%
Iridium Communications, Inc.	463,543	17,174,268

Electronic Equipment, Instruments & Components - 9.6%
Teledyne Technologies, Inc.*	7,532	2,821,412
Trimble, Inc.*	425,807	20,068,284
Total Electronic Equipment, Instruments & Components		22,889,696

Household Durables - 2.1%
Garmin Ltd.	49,062	5,030,327

Industrial Conglomerates - 1.6%
Honeywell International, Inc.	20,624	3,779,554

Interactive Media & Services - 2.0%
Alphabet, Inc., Class C*	38,626	4,839,838

Machinery - 10.1%
3D Systems Corp.*	305,970	1,141,268
Deere & Co.	19,877	7,262,261
Komatsu Ltd. (Japan)	445,188	10,171,110
Markforged Holding Corp.*	3,177,225	2,053,123
Velo3D, Inc.*	2,554,733	3,372,247
Total Machinery		24,000,009

Passenger Airlines - 4.1%
Blade Air Mobility, Inc.*	1,657,403	3,530,268
Joby Aviation, Inc.*	1,187,222	6,256,660
Total Passenger Airlines		9,786,928

Semiconductors & Semiconductor Equipment - 3.6%
Teradyne, Inc.	104,240	8,680,065

Software - 11.8%
ANSYS, Inc.*	11,728	3,263,433
Dassault Systemes SE (France)	201,309	8,267,793
Synopsys, Inc.*	8,668	4,069,106
UiPath, Inc., Class A*	619,106	9,614,716
Unity Software, Inc.*	118,356	3,002,692
Total Software		28,217,740

Technology Hardware, Storage & Peripherals - 0.1%
Stratasys Ltd.*	11,218	114,087
Total Common Stocks
(Cost $357,568,100)		227,270,654

Investments	Shares	Value
EXCHANGE - TRADED FUND–4.5%

Equity Fund - 4.5%
The 3D Printing ETF*
(Cost $23,601,781)	601,483	$10,775,568
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.26% (c)
(Cost $333,485)	333,485	333,485
Total Investments–99.9%
(Cost $381,503,366)		238,379,707
Other Assets in Excess of Liabilities–0.1%		217,704
Net Assets–100.0%		$238,597,411

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of October 31, 2023.

Schedule of Investments (continued)

ARK Space Exploration & Innovation ETF

October 31, 2023 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2023	Value ($) at 10/31/2023
Exchange - Traded Fund — 0.0%
Equity Fund — 0.0%
The 3D Printing ETF
16,332,566	–	(1,403,373)	(1,325,485)	(2,828,140)	–	–	601,483	10,775,568
$16,332,566	$–	$(1,403,373)	$(1,325,485)	$(2,828,140)	$–	$–	601,483	$10,775,568

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2023, based upon the three levels defined above:

ARK Space Exploration & Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$227,270,654	$–	$–	$227,270,654
Exchange - Traded Fund	10,775,568	–	–	10,775,568
Money Market Fund	333,485	–	–	333,485
Total	$238,379,707	$–	$–	$238,379,707

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.